Leases - Maturities of Operating Leases (Detail) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Feb. 01, 2019
2022		$ 4,719	$ 4,849
2023		5,123	4,809
2024		4,334	2,671
2025		4,152	268
2026		3,833	292
Thereafter		13,855	1,341
Total undiscounted operating lease payments		36,016	14,230
Less: imputed interest	$ (9,348)		(2,021)
Total operating lease liabilities	$ 24,712		12,209	$ 12,500
Previously Reported [Member]
Less: imputed interest		(11,271)
Total operating lease liabilities		$ 24,745	$ 12,209